CONVERTIBLE NOTES AND NOTES PAYABLE	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 7	CONVERTIBLE NOTES AND NOTES PAYABLE

Notes Payable

In August 2016, INVO Bioscience converted a long-time vendor’s outstanding accounts payable balance of $131,722 into a three (3) year 5% notes payable. The note provides for interest only payments on the first and second anniversaries of the note. The note is payable in full along with any outstanding accrued interest on the third anniversary. The Company has the right to prepay the note at any time without a premium or penalty.  The interest on this note for the years ended December 31, 2019 and 2018 was $489 and $6,586, respectively. The Note and all accrued interest of $9,823 was paid in full and as of December 31, 2019, the balance is $0.

2018 Convertible Notes Payable

In April and May 2018, the Company issued convertible notes (the “2018 Convertible Notes”) payable to investors in the aggregate principal amount of $895,000. The 2018 Convertible Notes accrue interest at the rate of 9% per annum which is paid in stock. 2018 Convertible Notes with an aggregate principal amount of $550,000 are due on January 30, 2021, and 2018 Convertible Notes with an aggregate principal amount of $345,000 are due on March 31, 2021. The notes are convertible into shares of common stock at a price of $6.40 per share, provided, that if the Company completes a subsequent equity financing, the holders of the 2018 Convertible Notes can elect to convert the notes in shares of our common stock at a price equal to 75% of the price paid per share in such subsequent equity financing. During the fourth quarter of 2018, three note holders converted their notes with a value of $200,000 into 32,982 shares of common stock.  During the twelve months ended December 31, 2019, a note holder converted principal and accrued interest of $50,000 and $3,723, respectively, into 8,394 shares of common stock. A second note holder converted 2 notes with total value of $185,000 into 28,907 shares of common stock; accrued interest of $16,650 had not been converted to stock as of December 31, 2019. No gain or loss has been recognized on any of these conversions that have taken place as they all have been made under the terms of the note agreements.

The Company calculated a beneficial conversion feature of the 2018 Convertible Notes based on ASU 17-11 in the form of a discount of $895,000; $ 155,939 and $366,126 of this amount was amortized to interest expense during the twelve months ended December 31, 2019 and December 31, 2018 respectively, based on the three year term of the notes. In addition, $43,712 and $53,564 of interest was expensed in the year ended December 31, 2019 and December 31, 2018, respectively. The balance of these notes of $325,784 include the principal balance of $460,000, accrued interest of $80,094 net of the conversion discount of $191,461.